                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-13017
                                                                File No. 811-750

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|

         Pre-Effective Amendment No.                                       |_|
                                                  ---------
         Post-Effective Amendment No.                123                   |X|
                                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|

         Amendment No.       123
                          ---------


                         DELAWARE GROUP EQUITY FUNDS II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania           19103-7094
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                 (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 523-1918

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:


It is proposed that this filing will become effective:

     |_|     Immediately upon filing pursuant to paragraph (b)
     |X|     on February 22, 2004 pursuant to paragraph (b)
     |_|     60 days after filing pursuant to  paragraph (a) (1)
     |_|     on (date) pursuant to paragraph (a)(1)
     |_|     75 days after filing pursuant to paragraph (a) (2)
     |_|     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

     |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment


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                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 123 to the Registration Statement for the Delaware Group Equity Funds II (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 122, which was filed pursuant to Rule 485(a)(1) on November 24, 2003. Accordingly, the contents of Post-Effective Amendment No. 122, consisting of Part A (the Prospectuses for the Delaware Decatur Equity Income Fund), Part B (the Statement of Additional Information for the Registrant), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 122, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 123 is intended to become effective on February 22, 2004.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 22nd day of January 2004.

                                                  DELAWARE GROUP EQUITY FUNDS II

                                                  By: Jude T. Driscoll
                                                     ---------------------------
                                                      Jude T. Driscoll
                                                      Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                             Title                                                                  Date
-------------------------------------------------------------------------------------------------------------------------


Jude T. Driscoll                      Chairman (Principal Executive Officer) and Trustee               January 22, 2003
----------------------------
Jude T. Driscoll

                           *          Trustee                                                          January 22, 2003
----------------------------
Walter P. Babich

                           *          Trustee                                                          January 22, 2003
----------------------------
John H. Durham

                           *          Trustee                                                          January 22, 2003
----------------------------
John A. Fry

                           *          Trustee                                                          January 22, 2003
----------------------------
Anthony D. Knerr

                           *          Trustee                                                          January 22, 2003
----------------------------
Ann R. Leven

                           *          Trustee                                                          January 22, 2003
----------------------------
Thomas F. Madison

                           *          Trustee                                                          January 22, 2003
----------------------------
Janet L. Yeomans

                           *          Executive Vice President/Chief Financial Officer                 January 22, 2003
----------------------------          (Principal Accounting Officer)
Joseph H. Hastings

                                     * By:  Jude T. Driscoll
                                     ------------------------------------
                                            Jude T. Driscoll
                                            as Attorney-in-Fact for
                                            each of the persons indicated